Goodwill and Intangible Assets Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of the estimated annual amortization expense
Amortization expense	$ 10,647	$ 11,630	$ 11,791
2016	6,137
2017	4,113
2018	0
2019	0
2020	$ 0